CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (204,094)	$ (32,027)	¥ (312,146)	¥ (530,619)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	11,112	1,744	18,634	36,478
Share-based compensation expenses	17,357	2,724	(4,329)	6,390
Allowance for credit losses	(824)	(129)	13,065	28,316
Provision for other current assets	1,232	193
Investment income	(51,142)	(8,025)		(2,248)
Impairment loss			16,893	254,683
Foreign exchange gain and loss	1,299	204	3,997	(65)
Deferred income tax	(585)	(92)	(1,648)	(16,793)
Loss/(gain) on disposal of property and equipment	42	7	(773)	1,111
Changes in operating assets and liabilities:
Account receivable, net	(35,692)	(5,601)	98,718	73,291
Amount due from related parties	732	115	6,768	(7,082)
Prepayments and other current assets	9,383	1,472	61,829	46,380
Other non current assets	8,308	1,304	(1,659)	5,816
Accounts payable	19,567	3,070	664	(11,184)
Advance from customers	(7,054)	(1,107)	8,089	(71,734)
Amount due to related parties	19,775	3,103	(24,815)	(38,391)
Tax payable	(9,389)	(1,473)	1,768	(17,294)
Accrued expenses and other current liabilities	(68,345)	(10,725)	2,715	48,392
Other non-current liabilities	(6,270)	(985)	4,732	(6,284)
Net cash used in operating activities	(294,588)	(46,228)	(107,498)	(200,837)
Cash flows from investing activities:
Proceeds from maturity of short-term investments and restricted investment	163,270	25,621	48,600	374,292
Purchases of short-term investments and restricted investment	(169,620)	(26,617)	(40,000)	(331,490)
Purchases of intangible assets, property and equipment	(3,142)	(493)	(4,131)	(16,366)
Proceeds from sale of property and equipment	130	20	7,746	11
Cash paid for long-term investments	(3,000)	(471)	(861)	(3,872)
Cash received from long-term investments	60,559	9,503
Cash paid for business combination, net of cash acquired (Note 8)			(13,244)	(24,584)
Placement of time deposits	(10,000)	(1,569)
Transfer to restricted time deposits	(1,688)	(265)	(89,375)	(90,775)
Maturity of restricted time deposits				45,327
Net cash used in investing activities	36,509	5,729	(91,265)	(47,457)
Cash flows from financing activities:
Proceeds from short-term borrowings	297,542	46,691	208,477	137,082
Repayment of short-term borrowings	(274,166)	(43,023)	(110,000)	(207,082)
Proceeds from employees exercising stock options	4	1	120	10,017
Share repurchase				(134,616)
Purchase of noncontrolling interests				(3,435)
Net cash provided by/(used in) financing activities	23,380	3,669	98,597	(198,034)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(10,580)	(1,659)	(34,031)	9,709
Net decrease in cash and cash equivalents and restricted cash	(245,279)	(38,489)	(134,197)	(436,619)
Cash and cash equivalents and restricted cash at beginning of the year	699,185	109,717	833,382	1,270,001
Cash and cash equivalents at beginning of the year	549,979	86,304	694,910	1,270,001
Restricted cash at beginning of the year	149,206	23,413	138,472
Cash and cash equivalents and restricted cash at end of the year	453,906	71,228	699,185	833,382
Cash and cash equivalents at end of the year	444,933	69,820	549,979	694,910
Restricted cash at end of the year	8,973	1,408	149,206	138,472
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses	5,296	54	350	372
Cash paid for interest expense	5,877	863	5,630	7,701
Non-cash investing and financing activities :
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)	¥ (42)	$ (7)	¥ 171	1,929
Liability assumed as consideration of acquisition (Note 8)				¥ 34,081